1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 10                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 11                                                       [X]


                          EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 10
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 10 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------
           Prospectuses for Evergreen High Grade Municipal Bond Fund, Evergreen Short-Intermediate Municipal Fund and Evergreen Municipal Bond Fund
                             are contained herein.

       Prospectuses for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund,
Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond
   Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund contained in Post-Effective Amendment No.9 to Registration
Statement No.333-36033/811-08367 filed on October 30, 1998 are incorporated by reference herein.

     Prospectuses for Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri
Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free
     Fund and Evergreen New Jersey Tax Free Income Fund contained in Post-Effective Amendment No. 7 to Registration Statement No. 333-36033/811-08367
          filed on July 31, 1998 are incorporated by reference herein.



                                     PART B
                                     ------
          Statement of Additional Information for Evergreen High Grade Municipal Bond Fund, Evergreen Short-Intermediate Municipal Fund and Evergreen
                   Municipal Bond Fund are contained herein.

      Statement of Additional Information for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia
  Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and
  Evergreen Virginia Municipal Bond Fund contained in Post-Effective Amendment No.9 to Registration Statement No.333-36033/811-08367 filed on October 30, 1998 is incorporated by reference herein.

  Statement of Additional Information for Evergreen High Grade Tax Free Fund,
    Evergreen Short-Intermediate Municipal Fund and Evergreen Tax Free Fund
     contained in Post-Effective Amendment No. 8 to Registration Statement
      No. 333-36033/811-08367 filed on September 30, 1998 is incorporated by reference herein.

   Statement of Additional Information for Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free
    Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund and Evergreen New Jersey Tax Free Income Fund contained in Post-Effective Amendment No. 7 to Registration Statement
   No. 333-36033/811-08367 filed on July 31, 1998 is incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                Indemnification

              Business and Other Connections of Investment Advisor

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                            EVERGREEN MUNICIPAL TRUST

                                     PART A

                                  PROSPECTUSES

-------------------------------------------------------------------------------

PROSPECTUS                                                   April 1, 1999
-------------------------------------------------------------------------------
Evergreen SM National Municipal Bond Funds

                                     [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]
-------------------------------------------------------------------------------

Evergreen Short-Intermediate Municipal Fund

CLASS A SHARES
CLASS B SHARES

Evergreen High Grade Municipal Bond Fund

Evergreen Municipal Bond Fund

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Evergreen National Municipal Bond Funds (each a "Fund," together the "Funds") are designed to provide investors with income exempt from federal income taxes. This prospectus provides information regarding the Class A and Class B shares offered by Evergreen Short-Intermediate Municipal Fund and the Class A, Class B and Class C shares offered by Evergreen High Grade Municipal Bond Fund and Evergreen Municipal Bond Fund. Each Fund is a diversified series of an open-end management investment company. This prospectus sets forth information about the Funds that a prospective investor should have before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated April 1, 1999, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

An investment in a Fund is not a deposit or an obligation of or guaranteed or endorsed by, any bank, and shares are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in a Fund involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

EVERGREEN SM is a Service Mark of Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSE INFORMATION.......................    3
FINANCIAL HIGHLIGHTS......................    5
DESCRIPTION OF THE FUNDS..................   11
   Investment Objectives and Policies.....   11
   Investment Practices and Restrictions..   13
ORGANIZATION AND SERVICE PROVIDERS........   17
   Organization...........................   17
   Service Providers......................   17
   Distribution Plans and Agreements......   19

PURCHASE AND REDEMPTION OF SHARES......   20
   How to Buy Shares...................   20
   How to Redeem Shares................   23
   Exchange Privilege..................   25
   Shareholder Services................   25
   Effect of Banking Laws..............   26
OTHER INFORMATION......................   27
   Dividends, Distributions and Taxes..   27
   General Information.................   28

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The table and examples below are designed to help you understand the various expenses that you will bear, directly and indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Funds.

    Shareholder Transaction
           Expenses               Class A Shares   Class B Shares Class C Shares
    -----------------------       --------------   -------------- --------------
Maximum Sales Charge Imposed on
 Purchases
 (as a % of offering price):
 Evergreen High Grade Municipal
  Bond Fund....................        4.75%            None           None
 Evergreen Short-Intermediate
  Municipal Fund...............        3.25%            None           None
 Evergreen Municipal Bond
  Fund.........................        4.75%            None           None
Maximum Sales Charge Imposed on
 Reinvested Dividends (as a %
 of offering price)............        None             None           None
Maximum Contingent Deferred
 Sales Charge
 (as a % of original purchase
 price or redemption proceeds,
 whichever is lower)...........        None(1)            5%(2)          1%(2)

     Annual operating expenses reflect the normal operating expenses of each Fund, and include costs such as management, distribution and other fees. The table below shows the annual operating expenses for the fiscal year ended May 31, 1998 for Class A and Class B of Evergreen High Grade Municipal Bond Fund and estimated annual operating expenses for the fiscal year ending May 31, 1999 for Class C of Evergreen High Grade Municipal Bond Fund, Class A and Class B of Evergreen Short-Intermediate Municipal Fund and Class A, Class B and Class C of Evergreen Municipal Bond Fund. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers."

Evergreen High Grade Municipal Bond Fund

                                                                 Examples
                                                  ---------------------------------------
                                                         Assuming
                                                       Redemption at        Assuming no
                                                       End of Period        Redemption
                                                  ----------------------- ---------------
                                                  Class A Class B Class C Class B Class C
                                                  ------- ------- ------- ------- -------
                         After 1 Year............  $ 58    $ 69    $ 29    $ 19    $ 19
                         After 3 Years...........  $ 81    $ 88    $ 58    $ 58    $ 58
                         After 5 Years...........  $105    $120    $100    $100    $100
                         After 10 Years..........  $174    $187    $216    $187    $216

Annual Operating
Expenses
----------------
                  Class A Class B Class C
                  ------- ------- -------
Management
 Fees...........   0.50%   0.50%   0.50%
12b-1 Fees(3)...   0.25%   1.00%   1.00%
Other Expenses..   0.34%   0.34%   0.34%
                   ----    ----    ----
Total...........   1.09%   1.84%   1.84%
                   ====    ====    ====

Evergreen Short-Intermediate Municipal Fund

                                                           Examples
                                                -------------------------------
                                                   Assuming
                                                 Redemption at  Assuming no
                                                 End of Period  Redemption
                                                --------------- -----------
                                                Class A Class B   Class B
                                                ------- ------- -----------
                         After 1 Year..........  $ 40    $ 67      $ 17
                         After 3 Years.........  $ 55    $ 82      $ 52
                         After 5 Years.........  $ 72    $109      $ 89
                         After 10 Years........  $121    $159      $159

Annual Operating Expenses
-------------------------
                          Class A Class B
                          ------- -------
Management Fees (After
 Waivers)*...............  0.43%   0.43%
12b-1 Fees(3)............  0.10%   1.00%
Other Expenses...........  0.21%   0.21%
                           ----    ----
Total                      0.74%   1.64%
                           ====    ====

Evergreen Municipal Bond Fund

                                                                 Examples
                                                  ---------------------------------------
                                                  Assuming Redemption at    Assuming no
                                                       End of Period        Redemption
                                                  ----------------------- ---------------
                                                  Class A Class B Class C Class B Class C
                                                  ------- ------- ------- ------- -------
                         After 1 Year............  $ 57    $ 67    $ 27    $ 17    $ 17
                         After 3 Years...........  $ 76    $ 83    $ 53    $ 53    $ 53
                         After 5 years...........  $ 97    $111    $ 91    $ 91    $ 91
                         After 10 Years..........  $156    $169    $199    $169    $199

                     Annual Operating
                         Expenses
                  -----------------------
                  Class A Class B Class C
                  ------- ------- -------
Management
 Fees...........   0.41%   0.41%   0.41%
12b-1 Fees(3)...   0.25%   1.00%   1.00%
Other Expenses..   0.27%   0.27%   0.27%
                   ----    ----    ----
Total...........   0.93%   1.68%   1.68%
                   ====    ====    ====

-------
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.

(3) Class A shares of the Fund can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the forseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets for Evergreen High Grade Municipal Bond Fund and Evergreen Municipal Bond Fund and 0.10% for Evergreen Short-Intermediate Municipal Fund. Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

* From time to time each Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. Each Fund's investment advisor may cease these waivers and reimbursements at any time. Expenses for Evergreen Short-Intermediate Municipal Fund reflect a management fee waiver of 0.07% of average net assets. Absent such waiver, the management fee would be 0.50%. Total Annual Operating Expenses, absent waiver of the management fee, would be 0.81% and 1.71% for the Fund's Class A and Class B shares, respectively.

     Evergreen Asset Management Corp. has agreed to reimburse Evergreen Short-Intermediate Municipal Fund to the extent that its aggregate operating expenses (including the investment advisor's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and extraordinary expenses) exceed 1.0% of the average net assets. This reimbursement may be discontinued at any time.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for Evergreen High Grade Municipal Bond Fund, Evergreen Short-Intermediate Municipal Fund and Evergreen Municipal Bond Fund, financial highlights for a share outstanding throughout each period indicated. The information for Evergreen High Grade Municipal Bond Fund and Evergreen Short-Intermediate Municipal Fund has been audited by PricewaterhouseCoopers LLP, the Funds' independent auditors. Information for Evergreen High Grade Municipal Bond Fund for the fiscal years or periods ended prior to August 31, 1996 was audited by other auditors. Information for Evergreen Municipal Bond Fund has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The tables appear in the Funds' Annual Report to shareholders and should be read in conjunction with each Fund's financial statements and related notes, which also appear, together with the independent auditors' reports, in the Funds' Annual Report to shareholders. The Funds' financial statements, related notes, and independent auditors' reports are incorporated by reference into the Funds' SAI.

     Further information about a Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained upon request and without charge.

Evergreen High Grade Municipal Bond Fund--Class A

                                                                                                            February 21,
                                                                                                                1992
                                                                                                             (Commence-
                                                                                                                ment
                           Six Months                                                                         of Class
                             Ended                 Nine Months             Eight Months     Year Ended      Operations)
                          November 30,  Year Ended    Ended     Year Ended    Ended        December 31,       through
                              1998       May 31,     May 31,    August 31,  August 31,   -----------------  December 31,
                          (Unaudited)      1998      1997(a)       1996      1995(d)      1994      1993        1992
                          ------------  ---------- -----------  ---------- ------------  -------  --------  ------------
Net asset value
 beginning of period....     $11.36       $10.89      $10.72      $10.69       $9.79      $11.16    $10.42     $10.00
                            -------      -------     -------     -------     -------     -------  --------    -------
Income from investment
 operations:
 Net investment income..       0.25         0.47        0.37        0.52        0.34        0.52      0.54       0.51
 Net realized and
  unrealized gain (loss)
  on investments........       0.17         0.48        0.17        0.03        0.90       (1.37)     0.81       0.42
                            -------      -------     -------     -------     -------     -------  --------    -------
Total from investment
 operations.............       0.42         0.95        0.54        0.55        1.24       (0.85)     1.35       0.93
                            -------      -------     -------     -------     -------     -------  --------    -------
Less distributions from:
 Net investment income..      (0.25)       (0.48)      (0.37)      (0.52)      (0.34)      (0.52)    (0.54)     (0.51)
 Net realized gains on
  investments...........      (0.27)           0           0           0           0           0     (0.07)         0
                            -------      -------     -------     -------     -------     -------  --------    -------
Total distributions.....      (0.52)       (0.48)      (0.37)      (0.52)      (0.34)      (0.52)    (0.61)     (0.51)
                            -------      -------     -------     -------     -------     -------  --------    -------
Net asset value end of
 period.................     $11.26       $11.36      $10.89      $10.72      $10.69       $9.79    $11.16     $10.42
                            =======      =======     =======     =======     =======     =======  ========    =======
Total return(c).........      3.74%        8.88%       5.13%       5.21%      12.83%      (7.71%)   13.25%      9.48%
Ratios/supplemental
 data:
Ratios to average net
 assets:
 Expenses...............      0.95%(b)     1.09%       1.03%(b)    0.89%       1.06%(b)    1.01%     0.85%      0.49%(b)
 Expenses excluding
  indirectly paid
  expenses..............      0.95%(b)     1.09%       1.03%(b)      --          --          --        --         --
 Expenses excluding
  waivers and/or
  reimbursements........      0.95%(b)     1.09%       1.11%(b)    1.09%       1.09%(b)    1.02%     1.07%      1.11%(b)
 Net investment income..      4.27%(b)     4.25%       4.60%(b)    4.78%       4.93%(b)    5.04%     4.99%      5.79%(b)
Portfolio turnover
 rate...................        43%         127%        114%         65%         27%         53%       14%         7%
Net assets end of period
 (thousands)............    $67,659      $64,526     $45,814     $50,569     $58,751     $57,676  $101,352    $90,738

-------
(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

Evergreen High Grade Municipal Bond Fund--Class B

                           Six Months                                                                  January 11, 1993
                             Ended                  Nine Months             Eight Months               (Commencement of
                          November 30,   Year Ended    Ended     Year Ended    Ended       Year Ended  Class Operations)
                              1998        May 31,     May 31,    August 31,  August 31,   December 31,      through
                          (Unaudited)       1998      1997(a)       1996      1995(d)         1994     December 31, 1993
                          ------------   ---------- -----------  ---------- ------------  ------------ -----------------
Net asset value
 beginning of period....     $11.36        $10.89      $10.72      $10.69       $9.79        $11.16          $10.42
                            -------       -------     -------     -------     -------       -------         -------
Income from investment
 operations:
 Net investment income..       0.20          0.39        0.31        0.44        0.29          0.46            0.47
 Net realized and
  unrealized gain (loss)
  on investments........       0.17          0.48        0.17        0.03        0.90         (1.37)           0.81
                            -------       -------     -------     -------     -------       -------         -------
Total from investment
 operations.............       0.37          0.87        0.48        0.47        1.19         (0.91)           1.28
                            -------       -------     -------     -------     -------       -------         -------
Less distributions from:
 Net investment income..      (0.20)        (0.40)      (0.31)      (0.44)      (0.29)        (0.46)          (0.47)
 Net realized gain on
  investments...........      (0.27)            0           0           0           0             0           (0.07)
                            -------       -------     -------     -------     -------       -------         -------
Total distributions.....      (0.47)        (0.40)      (0.31)      (0.44)      (0.29)        (0.46)          (0.54)
                            -------       -------     -------     -------     -------       -------         -------
Net asset value end of
 period.................     $11.26        $11.36      $10.89      $10.72      $10.69         $9.79          $11.16
                            =======       =======     =======     =======     =======       =======         =======
Total return(c).........      3.35%         8.07%       4.55%       4.42%      12.27%       (8.24%)          12.52%
Ratios/supplemental data
Ratios to average net
 assets:
 Expenses...............       1.70%(b)     1.84%       1.78%(b)    1.64%       1.81%(b)      1.58%           1.35%(b)
 Expenses excluding
  indirectly paid
  expenses..............       1.70%(b)     1.84%       1.78%(b)      --          --            --              --
 Expenses excluding
  waivers and/or
  reimbursements........       1.70%(b)     1.84%       1.86%(b)    1.84%       1.84%(b)      1.59%           1.57%(b)
 Net investment income..       3.53%(b)     3.51%       3.85%(b)    4.03%       4.18%(b)      4.47%           4.44%(b)
Portfolio turnover
 rate...................         43%         127%        114%         65%         27%           53%             14%
Net assets end of period
 (thousands)............    $32,614       $32,822     $31,874     $32,221     $34,206       $32,435         $41,030

-------
(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

Evergreen Short-Intermediate Municipal Fund--Class A and Class B

                                         Class A Shares
                     ------------------------------------------------------------
                                                                  January 5, 1995
                         Six                                       (Commencement
                       Months                Nine                    of Class
                        Ended       Year    Months        Year      Operations)
                      November      Ended    Ended       Ended        through
                      30, 1998     May 31,  May 31,    August 31,   August 31,
                     (Unaudited)    1998    1997(a)       1996         1995
                     -----------   -------  -------    ---------- ---------------
Net asset value
 beginning of
 period..........      $10.19      $10.09   $10.08       $10.17        $9.97
                       ------      ------   ------      -------       ------
Income from
 investment
 operations:
 Net investment
  income.........        0.20        0.41     0.30         0.43         0.30
 Net realized and
  unrealized gain
  (loss) on
  investments....        0.08        0.10     0.01        (0.09)        0.20
                       ------      ------   ------      -------       ------
Total from
 investment
 operations......        0.28        0.51     0.31         0.34         0.50
                       ------      ------   ------      -------       ------
Less
 distributions
 from:
 Net investment
  income.........       (0.20)      (0.41)   (0.30)       (0.43)       (0.30)
 Capital gains...       (0.08)          0        0            0            0
                       ------      ------   ------      -------       ------
Net asset value
 end of period...      $10.19      $10.19   $10.09       $10.08       $10.17
                       ======      ======   ======      =======       ======
Total return(c)..        2.79%      5.11%    3.08%        3.37%        5.09%
Ratios/supplemental
 data
Ratios to average
 net assets
 Expenses........        0.75%(b)   0.81%    0.84%(b)     0.80%        0.70%(b)
 Expenses
  excluding
  indirectly paid
  expenses.......        0.74%(b)   0.81%    0.83%(b)       --           --
 Expenses
  excluding
  waivers and/or
  reimbursements..       0.76%(b)   0.85%    0.96%(b)     1.11%        1.14%(b)
 Net investment
  income.........        4.00%(b)   4.01%    3.94%(b)     4.05%        4.32%(b)
Portfolio
 turnover rate...          36%        78%      34%          29%          80%
Net assets end of
 period
 (thousands).....      $7,663      $6,569   $6,072      $27,722       $6,820
                                         Class B Shares
                     ------------------------------------------------------------
                                                                  January 5, 1995
                         Six                                       (Commencement
                       Months                Nine                    of Class
                        Ended       Year    Months        Year      Operations)
                      November      Ended    Ended       Ended        through
                      30, 1998     May 31,  May 31,    August 31,   August 31,
                     (Unaudited)    1998    1997(a)       1996         1995
                     ------------- -------- ---------- ---------- ---------------
Net asset value
 beginning of
 period..........      $10.19      $10.10   $10.08       $10.17        $9.97
                     ------------- -------- ---------- ---------- ---------------
Income from
 investment
 operations:
 Net investment
  income.........        0.16        0.32     0.23         0.34         0.24
 Net realized and
  unrealized gain
  (loss) on
  investments....        0.08        0.09     0.02        (0.09)        0.20
                     ------------- -------- ---------- ---------- ---------------
Total from
 investment
 operations......        0.24        0.41     0.25         0.25         0.44
                     ------------- -------- ---------- ---------- ---------------
Less
 distributions
 from:
 Net investment
  income.........       (0.16)      (0.32)   (0.23)       (0.34)       (0.24)
 Capital gains...       (0.08)          0        0            0            0
                     ------------- -------- ---------- ---------- ---------------
Net asset value
 end of period...      $10.19      $10.19   $10.10       $10.08       $10.17
                     ============= ======== ========== ========== ===============
Total return(c)..        2.33%      4.07%    2.49%        2.44%        4.50%
Ratios/supplemental
 data
Ratios to average
 net assets
 Expenses........        1.65%(b)   1.71%    1.73%(b)     1.67%        1.58%(b)
 Expenses
  excluding
  indirectly paid
  expenses.......        1.64%(b)   1.71%    1.73%(b)       --           --
 Expenses
  excluding
  waivers and/or
  reimbursements..       1.66%(b)   1.74%    1.86%(b)     2.07%        2.26%(b)
 Net investment
  income.........        3.09%(b)   3.11%    3.04%(b)     3.28%        3.50%(b)
Portfolio
 turnover rate...          36%        78%      34%          29%          80%
Net assets end of
 period
 (thousands).....      $6,179      $5,790   $6,742       $7,413       $6,050

-------
(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) Excluding applicable sales charges.

Evergreen Municipal Bond Fund--Class A

                                             Six Months      January 20, 1998
                                               Ended          (Commencement
                                            November 30,   of Class Operations)
                                                1998             through
                                            (Unaudited)        May 31, 1998
                                            ------------   --------------------
Net asset value beginning of period........       $7.78              $7.91
                                             ----------         ----------
Income from investment operations:
 Net investment income.....................        0.18               0.13 (c)
 Net realized and unrealized loss on
  investments..............................       (0.05)             (0.13)
                                             ----------         ----------
Total from investment operations...........        0.13                  0
                                             ----------         ----------
Less distributions from:
 Net investment income.....................       (0.18)             (0.13)
 Capital gains.............................       (0.11)                 0
                                             ----------         ----------
Net asset value end of period..............       $7.82              $7.78
                                             ==========         ==========
Total return(b)............................       3.26%              0.04%
Ratios/supplemental data
Ratios to average net assets:
 Expenses..................................       0.85%(a)           0.93%(a)
 Expenses excluding indirectly paid
  expenses.................................       0.85%(a)           0.93%(a)
 Net investment income.....................       4.63%(a)           4.69%(a)
Portfolio turnover rate....................         53%                77%
Net assets end of period (thousands).......  $1,163,997         $1,243,327

-------
(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.

Evergreen Municipal Bond Fund--Class B

                             Six Months
                                Ended         Five Months             Year Ended December 31,
                          November 30, 1998      Ended      ----------------------------------------------
                             (Unaudited)    May 31, 1998(a)    1997        1996        1995        1994
                          ----------------- --------------- ----------  ----------  ----------  ----------
Net asset value
 beginning of period....      $   7.78         $   7.82     $     7.71  $     7.86  $     7.10  $     8.12
                              --------         --------     ----------  ----------  ----------  ----------
Income from investment
 operations:
 Net investment income..          0.15             0.12(d)        0.38        0.41        0.41        0.37
 Net realized and
  unrealized gain (loss)
  on investments
  and futures
  contracts.............         (0.05)           (0.03)          0.23       (0.17)       0.74       (0.96)
                              --------         --------     ----------  ----------  ----------  ----------
Total from investment
 operations.............          0.10             0.09           0.61        0.24        1.15       (0.59)
                              --------         --------     ----------  ----------  ----------  ----------
Less distributions from:
 Net investment income..         (0.15)           (0.13)         (0.40)      (0.39)      (0.39)      (0.37)
 In excess of net
  investment income.....         (0.11)               0              0           0           0       (0.06)
 Net realized gain on
  investments...........             0                0          (0.10)          0           0           0
 In excess of net
  realized gain on
  investments...........             0                0              0           0           0           0
                              --------         --------     ----------  ----------  ----------  ----------
Total distributions.....         (0.26)           (0.13)         (0.50)      (0.39)      (0.39)      (0.43)
                              --------         --------     ----------  ----------  ----------  ----------
Net asset value end of
 period.................      $   7.62         $   7.78     $     7.82  $     7.71  $     7.86  $     7.10
                              ========         ========     ==========  ==========  ==========  ==========
Total return(c).........          2.87%           1.15%          8.15%       3.15%      16.61%      (7.34%)
Ratios/supplemental data
Ratios to average net
 assets
 Expenses...............          1.60%(b)        1.26%(b)       0.96%       0.87%       0.95%       1.55%
 Expenses excluding
  indirectly paid
  expenses..............          1.60%(b)        1.25%(b)       0.96%       0.86%       0.94%         --
 Net investment income..          3.79%(b)        4.32%(b)       4.97%       5.34%       5.41%       4.92%
Portfolio turnover
 rate...................            53%             77%           126%         69%         56%         84%
Net assets end of period
 (thousands)............      $117,135         $124,664     $1,375,730  $1,557,886  $1,204,468  $1,197,727

                                             Year Ended December 31,
                          --------------------------------------------------------------------
                             1993        1992        1991        1990         1989      1988
                          ----------  ----------  ----------  ----------    --------  --------
Net asset value
 beginning of period....  $     8.04  $     8.07  $     7.90  $     8.06    $   8.18  $   8.09
                          ----------  ----------  ----------  ----------    --------  --------
Income from investment
 operations:
 Net investment income..        0.39        0.46        0.46        0.52(d)     0.57      0.55
 Net realized and
  unrealized gain (loss)
  on investments and
  futures contracts.....        0.48        0.12        0.36       (0.01)       0.15      0.30
                          ----------  ----------  ----------  ----------    --------  --------
Total from investment
 operations.............        0.87        0.58        0.82        0.51        0.72      0.85
                          ----------  ----------  ----------  ----------    --------  --------
Less distributions from:
 Net investment income..       (0.39)      (0.46)      (0.46)      (0.52)      (0.60)    (0.63)
 In excess of net
  investment income.....       (0.06)      (0.04)      (0.07)      (0.03)          0         0
 Net realized gain on
  investments...........       (0.33)      (0.11)      (0.12)      (0.12)      (0.24)    (0.13)
 In excess of net
  realized gain on
  investments...........       (0.01)          0           0           0           0         0
                          ----------  ----------  ----------  ----------    --------  --------
Total distributions.....       (0.79)      (0.61)      (0.65)      (0.67)      (0.84)    (0.76)
                          ----------  ----------  ----------  ----------    --------  --------
Net asset value end of
 period.................  $     8.12  $     8.04  $     8.07  $     7.90    $   8.06  $   8.18
                          ==========  ==========  ==========  ==========    ========  ========
Total return(c).........      11.15%       7.55%      10.80%       6.66%       9.11%    10.89%
Ratios/supplemental data
Ratios to average net
 assets
 Expenses...............       1.66%       1.38%       1.75%       1.18%       1.23%     1.79%
 Expenses excluding
  indirectly paid
  expenses..............         --          --          --          --          --        --
 Net investment income..       4.72%       5.71%       5.78%       6.54%       6.94%     6.74%
Portfolio turnover
 rate...................         76%         78%         77%         64%         69%       61%
Net assets end of period
 (thousands)............  $1,548,503  $1,453,199  $1,146,185  $1,060,826    $901,912  $903,132

-------
(a) The Fund changed in its fiscal year end from December 31 to May 31 during the period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Calculation based on average shares outstanding.

Evergreen Municipal Bond Fund--Class C

                                                               January 26, 1998
                                                                (Commencement
                                                                   of Class
                                                Six Months       Operations)
                                                   Ended           through
                                             November 30, 1998     May 31,
                                                (Unaudited)          1998
                                             ----------------- ----------------
Net asset value beginning of period.........      $ 7.78            $ 7.85
                                                  ------            ------
Income from investment operations:
 Net investment income......................        0.15              0.11(c)
 Net realized and unrealized loss on
  investments...............................       (0.05)            (0.07)
                                                  ------            ------
Total from investment operations............        0.10              0.04
                                                  ------            ------
Less distributions from:
 Net investment income......................       (0.15)            (0.11)
 Capital gains..............................       (0.11)              --
                                                  ------            ------
Total distributions.........................       (0.26)            (0.11)
                                                  ------            ------
Net asset value end of period...............      $ 7.62            $ 7.78
                                                  ------            ------
Total return (b)............................        2.87%            0.46%
Ratios/supplemental data
Ratios to average net assets
 Expenses...................................        1.60%(a)         1.68%(a)
 Expenses excluding indirectly paid
  expenses..................................        1.60%(a)         1.68%(a)
 Net investment income......................        3.78%(a)         3.94%(a)
Portfolio turnover rate.....................          53%              77%
Net assets end of period (thousands)........      $7,352            $7,708

-------
(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

     Each Fund's investment objective is nonfundamental; as a result each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit each Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding each Fund's fundamental investment policies or other related investment policies. There can be no assurance that each Fund's investment objective will be achieved.

Evergreen High Grade Municipal Bond Fund

     Evergreen High Grade Municipal Bond Fund seeks a high level of income, exempt from federal income taxes other than the Alternative Minimum Tax ("AMT"), that is consistent with preservation of capital. The Fund will invest at least 65% of its total assets in municipal securities insured by a municipal bond insurance company rated AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service ("Moody's"). Municipal bond insurance guarantees that the Fund will receive timely payment of principal and interest due on a bond. Such insurance does not, however, guarantee the value of such bonds or the value of Fund shares. See the section entitled "Municipal Bond Insurance" under "Investment Practices and Restrictions" for further information.

     Evergreen High Grade Municipal Bond Fund may also purchase instruments having variable rates of interest. One example is variable amount master demand notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.

Evergreen Short-Intermediate Municipal Fund

     Evergreen Short-Intermediate Municipal Fund seeks as high a level of current income, exempt from federal income taxes other than the AMT for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds. The Fund will invest substantially all of its assets in a diversified portfolio of short and intermediate-term municipal securities.

     The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation to the issuer or some third party at a price approximating par value before its stated maturity date.

Evergreen Municipal Bond Fund

     Evergreen Municipal Bond Fund seeks the highest possible current income, exempt from federal income taxes other than the AMT, while preserving capital. Since the Fund considers preservation of capital as well as the level of tax exempt income as its primary objective, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.

     Under ordinary circumstances, the Fund invests at least 80% of its assets in municipal securities the interest from which is exempt from federal income taxes other than AMT.

Principal Investments and Investment Policies. Each Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization ("SRO") or by the Fund's investment advisor. Each Fund may invest the remaining 20% of its assets in lower rated bonds, but will not invest in bonds rated below B.

     Evergreen High Grade Municipal Bond Fund and Evergreen Short-Intermediate Municipal Fund may temporarily invest up to 20% of their total assets in taxable securities and Evergreen Short-Intermediate Municipal Fund may temporarily invest its assets so that no more than 20% of its annual income will be derived from taxable securities, under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available municipal securities that meet each Fund's quality and other investment criteria. Taxable securities in which Evergreen High Grade Municipal Bond Fund and Evergreen Short-Intermediate Municipal Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

     Evergreen Municipal Bond Fund also may invest in securities that pay interest that is not exempt from federal income taxes, such as corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Such securities must be rated at least BBB by S&P or Baa by Moody's or, if not rated, must be determined by its investment advisor to be of comparable quality. Evergreen Municipal Bond Fund will not invest more than 20% of its total assets under ordinary circumstances and up to 100% of its total assets for temporary defensive purposes in such securities.

     Evergreen Municipal Bond Fund may, but does not currently intend to, invest in foreign securities or securities denominated in foreign currencies.

     The Funds may also purchase municipal securities which are unrated at the time of purchase, if such securities are determined by a Fund's investment advisor to be of comparable quality to rated securities under the criteria set forth above. Certain municipal securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, a Fund's investment advisor will take into account the obligation of the bank in assessing the quality of such security.

     The ability of each Fund to meet its investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

INVESTMENT PRACTICES AND RESTRICTIONS

Municipal Securities. As noted above, each Fund will invest substantially all of its assets in municipal securities. These include municipal bonds, short-term municipal notes and tax-exempt commercial paper. Municipal securities are debt obligations issued by states, territories and possessions of the United States ("U.S."), including the District of Columbia, and their political subdivisions, agencies and instrumentalities. They are used to raise money for various public purposes. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed.

     A Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by a Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

     From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by a Fund and the value of the Fund's portfolio. In the event of such legislation, each Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

Municipal Bond Insurance. The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest. Securities in Evergreen High Grade Municipal Bond Fund's portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the SAI. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.

Bonds Subject to AMT. Under current tax law, a distinction is drawn between municipal securities issued to finance certain "private activities" and other municipal securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the AMT when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such municipal securities generally will provide somewhat higher yields than other municipal securities of comparable quality and maturity.

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which a Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Bonds Rated Below Investment Grade. Bonds rated lower than BBB by S&P or Fitch, or lower than Baa by Moody's, are considered below investment grade. Such bonds are surrounded by a degree of doubt with respect to the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value. The Funds will not invest in bonds rated below B.

Downgrades. If any security in which a Fund invests loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Floating Rate and Variable Rate Obligations. Municipal securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives a Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. Each Fund will limit the value of its investments in any floating or variable rate security which is not readily marketable to 10% or less of its net assets.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

     Evergreen Short-Intermediate Municipal Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen High Grade Municipal Bond Fund does not expect that such commitments will exceed 20% of its total assets. Each Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective.

Stand-by Commitments. Each Fund may also acquire stand-by commitments with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified municipal securities at a specified price. Failure of the dealer to purchase such municipal securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. The Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. A Fund will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment advisor, present minimal credit risks.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

     Evergreen Short-Intermediate Municipal Fund may not enter into repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days. Evergreen High Grade Municipal Bond Fund may not so invest more than 10% of its net assets.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair its ability to raise cash for redemptions or other purposes.

Restricted Securities. Each Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. (See "Organization.") The Board of Trustees monitors each investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. The Funds may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while outstanding borrowings exceed 5% of its total assets except to exercise prior commitments and to exercise subscription rights.

Securities Lending. To generate income and offset expenses, a Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Also, a Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in the securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

Options and Futures. Each Fund may buy and sell futures and options on futures relating to (i) individual securities and (ii) indices. In addition, Evergreen Municipal Bond Fund may buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities.

     Each Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. Each Fund may also purchase call options on financial futures contracts. Each Fund may also write covered call options on its portfolio securities to attempt to increase its current income. A Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     Each Fund may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. Each Fund also may write straddles (combinations of covered puts and calls on the same underlying security). Each Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     Each Fund may also enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     Each Fund may sell or purchase financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, a Fund sells futures contracts in order to offset a possible decline in the profit on its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.

     Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable a Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment advisor will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     In addition to options and futures contracts, Evergreen Municipal Bond Fund may also invest in certain other types of derivative instruments, including structured securities. The Fund may invest in these other types of derivatives only if the expected risks and rewards are consistent with its objective and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a diversified series of an open-end, management investment company called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share owned is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS

Investment Advisor. The investment advisor to Evergreen High Grade Municipal Bond Fund is Evergreen Investment Management ("EIM") (formerly known as the Capital Management Group), a division of First Union National Bank ("FUNB"), which is a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and EIM at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     The investment advisor to Evergreen Short-Intermediate Municipal Fund is Evergreen Asset Management Corp. ("EAMC"), which is a wholly-owned subsidiary of First Union. EAMC, with its predecessors, has served as investment advisor to certain Evergreen mutual funds since 1971. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

     The investment advisor to Evergreen Municipal Bond Fund is Evergreen Investment Management Company ("EIMC"). EIMC has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. EIMC is an indirect subsidiary of FUNB. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     EIM manages investments and supervises the daily business affairs of Evergreen High Grade Municipal Bond Fund and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of average daily net assets of the Fund.

     EAMC manages investments and supervises the daily business affairs of Evergreen Short-Intermediate Municipal Fund, and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets.

     Evergreen Municipal Bond Fund pays EIMC a fee, calculated on an annual basis, equal to 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $100,000,000, plus 0.30% of the next
$100,000,000, plus 0.25% of amounts over $500,000,000.

Portfolio Manager. The portfolio manager of Evergreen High Grade Municipal Bond Fund is James T. Colby, III. Mr. Colby is a Vice President of FUNB. Mr. Colby has also been associated with EAMC and its predecessor since 1992, and with EIMC since 1998. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992.

     Evergreen Short-Intermediate Municipal Fund is co-managed by Richard K. Marrone and Diane C. Beaver. Since joining FUNB in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Mr. Marrone has also been associated with EAMC since 1997. Prior to joining FUNB, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982 to 1993. Ms. Beaver is an Assistant Vice President of FUNB and a Portfolio Manager with over 14 years of investment experience. She also purchases municipal bonds for individual accounts. Mr. Marrone began as manager of the Fund in November 1997. Ms. Beaver joined him as co-manager in March 1998.

     Evergreen Municipal Bond Fund is co-managed by George J. Kimball and James T. Colby, III. Mr. Kimball has been employed by EIMC since 1991 and was an Analyst prior to becoming a Vice President and Portfolio Manager. He has more than 10 years of investment experience. Mr. Colby is a Vice President of FUNB. Mr. Colby has also been associated with EAMC and its predecessor since 1992, and with EIMC since 1998. Both Mr. Colby and Mr. Kimball have co-managed the Fund since March 1998.

Sub-Advisor. EAMC has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish EAMC with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of Evergreen Short-Intermediate Municipal Fund. Lieber & Company will be reimbursed by EAMC in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Short-Intermediate Municipal Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to Evergreen High Grade Municipal Bond Fund, subject to the supervision and control of the Trustees. EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

           0.050% on the first $7 billion
           0.035% on the next $3 billion
           0.030% on the next $5 billion
           0.020% on the next $10 billion
           0.015% on the next $5 billion
           0.010% on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to Evergreen Municipal Bond Fund on behalf of the Fund's investment advisor.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the Funds' principal underwriter.

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. Each Fund's Class A, Class B and, where applicable, Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:

           Class A shares 0.75%
           Class B shares 1.00%
           Class C shares 1.00%

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Funds' distributor pursuant to the Distribution Agreements (as defined below) entered into by each Fund.

Distribution Agreements. Each Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:

           Class A shares 0.25%*
           Class B shares 1.00%
           Class C shares 1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from each Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been
-------
* Currently limited to 0.10% for Evergreen Short-Intermediate Municipal Fund.

financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

     In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     You may purchase shares of each Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to the Fund, c/o Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus (see "General Information"--"Other Classes of Shares").

Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             Initial Sales Charge

Evergreen High Grade Municipal Bond Fund

Evergreen Municipal Bond Fund

                                                                  Commission to
                                                                   Dealer/Agent
                                  as a % of the    as a % of the    as a % of
 Amount of Purchase            Net Amount Invested Offering Price Offering Price
 ------------------            ------------------- -------------- --------------
Less than $50,000.............        4.99%            4.75%          4.25%
$   50,000-$99,999............        4.71%            4.50%          4.25%
$  100,000-$249,999...........        3.90%            3.75%          3.25%
$  250,000-$499,999...........        2.56%            2.50%          2.00%
$  500,000-$999,999...........        2.04%            2.00%          1.75%
$1,000,000-$2,999,999.........         None             None          1.00%
$3,000,000-$4,999,999.........         None             None           .50%
Over $5,000,000...............         None             None           .25%

Evergreen Short-Intermediate Municipal Fund

                                                                 Commission to
                                                                  Dealer/Agent
                                 as a % of the    as a % of the    as a % of
 Amount of Purchase           Net Amount Invested Offering Price Offering Price
 ------------------           ------------------- -------------- --------------
Less than $50,000............        3.36%            3.25%          2.75%
$   50,000--$99,999..........        3.09%            3.00%          2.75%
$  100,000--$249,999.........        2.56%            2.50%          2.25%
$  250,000--$499,999.........        2.04%            2.00%          1.75%
$  500,000--$999,999.........        1.52%            1.50%          1.25%
$1,000,000--$2,999,999.......         None             None          1.00%
$3,000,000--$4,999,999.......         None             None           .50%
Over $5,000,000..............         None             None           .25%

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC; and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet a certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a service fee equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. See "Sales Charge Waivers or Reductions" in the SAI for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                       CDSC
                            Redemption Timing                         Imposed
                            -----------------                         -------
     Month of purchase and the first twelve-month period following the month of purchase..........................................  5.00%
     Second twelve-month period following the month of purchase......  4.00%
     Third twelve-month period following the month of purchase.......  3.00%
     Fourth twelve-month period following the month of purchase......  3.00%
     Fifth twelve-month period following the month of purchase.......  2.00%
     Sixth twelve-month period following the month of purchase.......  1.00%

    No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI or its predecessor. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for EDI to have been compensated for the expenses associated with the sale of such shares. The CDSC applicable to Class B shares will be waived on redemptions made by certain employer-sponsored retirement or savings plans, including eligible 401(k) plans. See "Sales Charge Waivers or Reductions" in the SAI for additional information.

Class C Shares (Evergreen Municipal Bond Fund and Evergreen High Grade Municipal Bond Fund). Class C shares are offered only through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a service fee equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of service fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which a Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of a Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Funds may also sell Class A, Class B or, if applicable, Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, FUNB, EIMC, EAMC, EDI, Meridian Investment Company, First International Advisors, Inc., and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares, if available through your broker-dealer, since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment advisor over and above the usual service fees or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment advisor for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC, (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any ninety-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the Application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares--Front End Sales Charge Alternative". EAMC, EIMC or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (i) the dollar amount of each monthly or quarterly investment you wish to make and
(ii) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

EFFECT OF BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

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                               OTHER INFORMATION

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DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of a Fund are redeemed before a dividend has been declared.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as a Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes; however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate AMT to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate AMT.

     Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of a Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed.

Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 12 months. The rate applicable to corporations is 35%.

     Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax advisor.

     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate AMT. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisors about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Evergreen High Grade Municipal Bond Fund and Evergreen Municipal Bond Fund currently offer Class A, Class B, Class C and Class Y shares. Evergreen Short-Intermediate Municipal Fund currently offers Class A, Class B and Class Y shares but does not offer Class C shares. Each Fund may in the future offer additional classes. Class Y shares are not offered by this prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by EAMC,
(ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder service related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund. Each Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period.

     For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of its share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     The Funds may also quote tax-equivalent yields which show the taxable yields an investor would have to earn before taxes to equal the Funds' tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.

     Performance data may be included in any advertisement or sales literature of the Funds. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Registration Statement. This prospectus and SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                                     Notes

Investment Advisor

Evergreen Investment Management, 201 South College Street, Charlotte, North Carolina 28288-0630

  Evergreen High Grade Municipal Bond Fund

Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
  Evergreen Short-Intermediate Municipal Fund

Evergreen Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

  Evergreen Municipal Bond Fund

Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

56660____________________________________________________________541690 RV3

-------------------------------------------------------------------------------

PROSPECTUS                                                   April 1, 1999
-------------------------------------------------------------------------------

Evergreen SM National Municipal Bond Funds
                                     [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]
-------------------------------------------------------------------------------

Evergreen High Grade Municipal Bond Fund
Evergreen Short-Intermediate Municipal Fund

Evergreen Municipal Bond Fund

CLASS Y SHARES

     The Evergreen National Municipal Bond Funds (each a "Fund," together the "Funds") are designed to provide investors with income exempt from federal income taxes. This prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a diversified series of an open-end management investment company. This prospectus sets forth information about the Funds that a prospective investor should have before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated April 1, 1999, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

An investment in a Fund is not a deposit or an obligation of or guaranteed or endorsed by, any bank, and shares are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in a Fund involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

EVERGREEN SM is a Service Mark of Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSE INFORMATION.......................    3
FINANCIAL HIGHLIGHTS......................    4
DESCRIPTION OF THE FUNDS..................    6
   Investment Objectives and Policies.....    6
   Investment Practices and Restrictions..    7
ORGANIZATION AND SERVICE PROVIDERS........   12
   Organization...........................   12
   Service Providers......................   13

PURCHASE AND REDEMPTION OF SHARES......   14
   How to Buy Shares...................   14
   How to Redeem Shares................   15
   Exchange Privilege..................   16
   Shareholder Services................   17
   Effect of Banking Laws..............   18
OTHER INFORMATION......................   18
   Dividends, Distributions and Taxes..   18
   General Information.................   19

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The table and examples below are designed to help you understand the various expenses that you will bear, directly and indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

                       Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases..... None
Sales Charge on Dividend Reinvestments........ None
Contingent Deferred Sales Charge.............. None
Redemption Fee................................ None

     Annual operating expenses reflect the normal operating expenses of each Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' annual operating expenses for the fiscal year ended May 31, 1998 for Evergreen High Grade Municipal Bond Fund and estimated annual operating expenses for the fiscal year ending May 31, 1999 for Evergreen Short-Intermediate Municipal Fund and Evergreen Municipal Bond Fund. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers."

Evergreen High Grade Municipal Bond Fund

                         Annual Operating
                             Expenses
                         ----------------
Management Fees.........       .50%
Other Expenses..........       .34%
                               ----
Total...................       .84%
                               ====

                Example
                -------
After 1 Year     $  9
After 3 Years    $ 27
After 5 Years    $ 47
After 10 Years   $104

Evergreen Short-Intermediate Municipal Fund

                         Annual Operating
                             Expenses
                         ----------------
Management Fees (After
 Waivers)*..............       .43%
Other Expenses..........       .21%
                               ----
Total...................       .64%
                               ====

                Example
                -------
After 1 Year      $ 7
After 3 Years     $20
After 5 Years     $36
After 10 Years    $80

Evergreen Municipal Bond Fund

                         Annual Operating
                             Expenses
                         ----------------
Management Fees.........      0.41%
Other Expenses..........      0.27%
                              -----
Total...................      0.68%
                              =====

                Example
                -------
After 1 Year      $ 7
After 3 Years     $22
After 5 Years     $38
After 10 Years    $85

-------

* From time to time, each Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. Each Fund's investment advisor may cease these waivers and reimbursements at any time. Expenses for Evergreen Short-Intermediate Municipal Fund reflect a management fee waiver of 0.07% of average net assets. Absent such waiver, the management fee would be 0.50%. Total Annual Operating Expenses, absent waiver of the management fee, would be 0.71%.

     Evergreen Asset Management Corp. has agreed to reimburse Evergreen Short-Intermediate Municipal Fund to the extent that its aggregate operating expenses (including the investment advisor's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1.0% of the average net assets. This reimbursement may be discontinued at any time.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for Evergreen High Grade Municipal Bond Fund and Evergreen Short-Intermediate Municipal Fund, financial highlights for a share outstanding throughout each period indicated. The information in the table has been audited by PricewaterhouseCoopers LLP, the Funds' independent auditors. Information for Evergreen High Grade Municipal Bond Fund for the fiscal years or periods prior to August 31, 1996 was audited by other auditors. The tables appear in the Fund's Annual Report to shareholders and should be read in conjunction with each Fund's financial statements and related notes, which also appear, together with the independent auditor's report, in the Funds' Annual Report to shareholders. The Funds' financial statements, related notes, and independent auditor's report are incorporated by reference into the Funds' SAI.

     Further information about a Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained upon request and without charge.

Evergreen High Grade Municipal Bond Fund--Class Y Shares

                                                                                             February 28, 1994
                                                                                             (Commencement of
                             Six Months                Nine Months             Eight Months  Class Operations)
                                Ended       Year Ended    Ended     Year Ended    Ended           through
                          November 30, 1998  May 31,     May 31,    August 31,  August 31,     December 31,
                             (Unaudited)       1998      1997(a)       1996      1995(c)           1994
                          ----------------- ---------- -----------  ---------- ------------  -----------------
Net asset value
 beginning of period....        $11.36        $10.89      $10.72      $10.69       $9.79          $10.93
                               -------       -------     -------     -------     -------          ------
Income from investment
 operations
Net investment income...          0.26          0.51        0.39        0.55        0.36            0.46
Net realized and
 unrealized gain (loss)
 on investments.........          0.17          0.47        0.17        0.03        0.90           (1.14)
                               -------       -------     -------     -------     -------          ------
Total from investment
 operations.............          0.43          0.98        0.56        0.58        1.26           (0.68)
                               -------       -------     -------     -------     -------          ------
Less distributions from:
 Net investment income..         (0.26)        (0.51)      (0.39)      (0.55)      (0.36)          (0.46)
 Capital gains..........         (0.27)            0           0           0           0               0
                               -------       -------     -------     -------     -------          ------
Net asset value end of
 period.................        $11.26        $11.36      $10.89      $10.72      $10.69           $9.79
                               =======       =======     =======     =======     =======          ======
Total return............         3.87%         9.15%       5.32%       5.47%      13.02%          (6.29%)
Ratios/supplemental data
Ratios to average net
 assets
 Expenses...............         0.70%(b)      0.84%       0.78%(b)    0.64%       0.81%(b)        0.76%(b)
 Expenses excluding
  indirectly paid
  expenses..............         0.70%(b)      0.84%       0.78%(b)       --          --              --
 Expenses excluding
  waivers and/or
  reimbursements........         0.70%(b)      0.84%       0.86%(b)    0.84%       0.84%(b)        0.77%(b)
 Net investment income..         4.53%(b)      4.51%       4.85%(b)    5.03%       5.18%(b)        5.46%(b)
Portfolio turnover
 rate...................           43%          127%        114%         65%         27%             53%
Net assets end of period
 (thousands)............       $27,055       $24,976     $24,441     $25,112     $25,079          $4,318

-------
(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to August 31.

Evergreen Short-Intermediate Municipal Fund--Class Y Shares


July 17, 1991
                           Six Months
(Commencement of
                             Ended                 Nine Months
Class Operations)
                          November 30,  Year Ended    Ended              Year Ended August 31,
through
                              1998       May 31,     May 31,    -------------------------------------------
August 31,
                          (Unaudited)      1998      1997(a)     1996     1995     1994     1993    1992(c)
1991(c)
                          ------------  ---------- -----------  -------  -------  -------  -------  -------
-----------------
Net asset value
 beginning of period....      $10.19       $10.10     $10.07     $10.17   $10.21   $10.58   $10.33   $10.00
$10.00
                            --------     --------    -------    -------  -------  -------  -------  -------
------
Income from investment
 operations
 Net investment income..        0.21         0.42       0.30       0.43     0.46     0.47     0.49
0.51         0.06
 Net realized and
  unrealized gain (loss)
  on investments........        0.08         0.09       0.03      (0.10)   (0.04)   (0.32)    0.25
0.33            0
                            --------     --------    -------    -------  -------  -------  -------  -------
------
Total from investment
 operations.............        0.29         0.51       0.33       0.33     0.42     0.15     0.74
0.84         0.06
                            --------     --------    -------    -------  -------  -------  -------  -------
------
Less distributions from
 Net investment income..       (0.21)       (0.42)     (0.30)     (0.43)   (0.46)   (0.47)   (0.49)
(0.51)       (0.06)
 In excess of net
  investment income.....           0            0          0          0        0    (0.03)       0
0            0
 Net realized gain on
  investments...........       (0.08)           0          0          0        0    (0.02)       0
0            0
                            --------     --------    -------    -------  -------  -------  -------  -------
------
Total distributions.....       (0.29)       (0.42)     (0.30)     (0.43)   (0.46)   (0.52)   (0.49)
(0.51)       (0.06)
                            --------     --------    -------    -------  -------  -------  -------  -------
------
Net asset value end of
 period.................      $10.19       $10.19     $10.10     $10.07   $10.17   $10.21   $10.58   $10.33
$10.00
                            ========     ========    =======    =======  =======  =======  =======  =======
======
Total return............       2.87%        5.11%      3.36%      3.30%    4.20%    1.40%    7.40%
8.56%        0.62%
Ratios/supplemental data
Ratios to average net
 assets
 Expenses...............       0.65%(b)     0.66%      0.74%(b)   0.70%    0.74%    0.58%    0.40%
0.17%        0.00%(b)
 Expenses excluding
  indirectly paid
  expenses..............       0.64%(b)     0.66%      0.73%(b)      --       --       --       --
--           --
 Expenses excluding
  waivers and/or
  reimbursements........       0.66%(b)     0.70%      0.86%(b)   0.90%    0.86%    0.83%    0.81%
0.86%        1.40%(b)
 Net investment income..       4.09%(b)     4.18%      4.04%(b)   4.27%    4.52%    4.54%    4.73%
4.85%        4.93%(b)
Portfolio turnover
 rate...................         36%          78%        34%        29%      80%      32%      37%
57%           --
Net assets end of period
 (thousands)............    $157,760     $167,905    $32,293    $34,893  $40,581  $53,417  $66,607  $54,470
$4,025

-------
(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) On November 18, 1991, the Fund was changed to a diversified municipal bond fund with a fluctuating net asset value per share from a non-diversified money market fund with a stable net asset value per share. The shares outstanding and the related per share data as of August 31, 1991 are restated to reflect both a 1 for 2 reverse share split on October 30, 1991 and a 1 for 5 reverse share split on August 19, 1992. Total return calculated after November 18, 1991 reflects the fluctuation in net asset value per share.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

     Each Fund's investment objective is nonfundamental; as a result each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit each Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding each Fund's fundamental investment policies or other related investment policies. There can be no assurance that each Fund's investment objective will be achieved.

Evergreen High Grade Municipal Bond Fund

     Evergreen High Grade Municipal Bond Fund seeks a high level of income, exempt from federal income taxes other than the Alternative Minimum Tax ("AMT"), that is consistent with preservation of capital. The Fund will invest at least 65% of its total assets in municipal securities insured by a municipal bond insurance company rated AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service ("Moody's"). Municipal bond insurance guarantees that the Fund will receive timely payment of principal and interest due on a bond. Such insurance does not, however, guarantee the value of such bonds or the value of Fund shares. See the section entitled "Municipal Bond Insurance" under "Investment Practices and Restrictions" for further information.

     Evergreen High Grade Municipal Bond Fund may also purchase instruments having variable rates of interest. One example is variable amount master demand notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.

Evergreen Short-Intermediate Municipal Fund

     Evergreen Short-Intermediate Municipal Fund seeks as high a level of current income, exempt from federal income taxes other than AMT for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds. The Fund will invest substantially all of its assets in a diversified portfolio of short and intermediate-term municipal securities.

     The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation to the issuer or some third party at a price approximating par value before its stated maturity date.

Evergreen Municipal Bond Fund

     Evergreen Municipal Bond Fund seeks the highest possible current income, exempt from federal income taxes other than the AMT, while preserving capital. Since the Fund considers preservation of capital as well as the level of tax exempt income as its primary objective, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.

     Under ordinary circumstances, the Fund invests at least 80% of its assets in municipal securities the interest from which is exempt from federal income taxes other than AMT.

Principal Investments and Investment Policies. Each Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization ("SRO") or by its investment adviser. Each Fund may invest the remaining 20% of its assets in lower rated bonds, but will not invest in bonds rated below B.

     Evergreen High Grade Municipal Bond Fund and Evergreen Short-Intermediate Municipal Fund may temporarily invest up to 20% of their total assets in taxable securities and Evergreen Short-Intermediate Municipal Fund may temporarily invest its assets so that no more than 20% of its annual income will be derived from taxable securities, under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available municipal securities that meet each Fund's quality and other investment criteria. Taxable securities in which the Evergreen High Grade Municipal Bond Fund and Evergreen Short-Intermediate Municipal Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

     Evergreen Municipal Bond Fund also may invest in securities that pay interest that is not exempt from federal income taxes, such as corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Such securities must be rated at least BBB by S&P or Baa by Moody's or, if not rated, must be determined by its investment advisor to be of comparable quality. Evergreen Municipal Bond Fund will not invest more than 20% of its total assets under ordinary circumstances and up to 100% of its total assets for temporary defensive purposes in such securities.

     Evergreen Municipal Bond Fund may, but does not currently intend to, invest in foreign securities or securities denominated in foreign currencies.

     The Funds may also purchase municipal securities which are unrated at the time of purchase, if such securities are determined by a Fund's investment advisor to be of comparable quality to rated securities under the criteria set forth above. Certain municipal securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, a Fund's investment advisor will take into account the obligation of the bank in assessing the quality of such security.

     The ability of each Fund to meet its investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolio of each Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

INVESTMENT PRACTICES AND RESTRICTIONS

Municipal Securities. As noted above, each Fund will invest substantially all of its assets in municipal securities. These include municipal bonds, short-term municipal notes and tax-exempt commercial paper. Municipal securities are debt obligations issued by states, territories and possessions of the United States ("U.S."), including the District of Columbia, and their political subdivisions, agencies and instrumentalities. They are used to raise money for various public purposes. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed.

     A Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by a Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

     From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, each Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

Municipal Bond Insurance. The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest. Securities in Evergreen High Grade Municipal Bond Fund's portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the SAI. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.

Bonds Subject to AMT. Under current tax law, a distinction is drawn between municipal securities issued to finance certain "private activities" and other municipal securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the AMT when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such municipal securities generally will provide somewhat higher yields than other municipal securities of comparable quality and maturity.

Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which a Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Bonds Rated Below Investment Grade. Bonds rated lower than BBB by S&P or Fitch, or lower than Baa by Moody's, are considered below investment grade. Such bonds are surrounded by a degree of doubt with respect to the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value. The Funds will not invest in bonds rated below B.

Downgrades. If any security in which a Fund invests loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Floating Rate and Variable Rate Obligations. Municipal securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives a Fund the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. Each Fund will limit the value of its investments in any floating or variable rate security which is not readily marketable to 10% or less of its net assets.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

     Evergreen Short-Intermediate Municipal Fund does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and Evergreen High Grade Municipal Bond Fund does not expect that such commitments will exceed 20% of its total assets. Each Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective.

Stand-by Commitments. Each Fund may also acquire stand-by commitments with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified municipal securities at a specified price. Failure of the dealer to purchase such municipal securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. The Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. A Fund will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Fund's investment advisor, present minimal credit risks.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

     Evergreen Short-Intermediate Municipal Fund may not enter into repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days. Evergreen High Grade Municipal Bond Fund may not so invest more than 10% of its net assets.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair its ability to raise cash for redemptions or other purposes.

Restricted Securities. Each Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. (See "Organization.") The Board of Trustees monitors each investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. The Funds may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while outstanding borrowings exceed 5% of its total assets except to exercise prior commitments and to exercise subscription rights.

Securities Lending. To generate income and offset expenses, a Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Also, a Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in the securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

Options and Futures. Each Fund may buy and sell futures and options on futures relating to (i) individual securities and (ii) indices. In addition, Evergreen Municipal Bond Fund may buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities.

     Each Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. Each Fund may also purchase call options on financial futures contracts. Each Fund may also write covered call options on its portfolio securities to attempt to increase its current income. A Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     Each Fund may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. Each Fund also may write straddles (combinations of covered puts and calls on the same underlying security). Each Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     Each Fund may also enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     Each Fund may sell or purchase financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, a Fund sells futures contracts in order to offset a possible decline in the profit on its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.

     Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable a Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment advisor will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     In addition to options and futures contracts, Evergreen Municipal Bond Fund may also invest in certain other types of derivative instruments, including structured securities. The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objective and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a diversified series of an open-end, management investment company called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share owned is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.

SERVICE PROVIDERS

Investment Advisor. The investment advisor to Evergreen High Grade Municipal Bond Fund is Evergreen Investment Management ("EIM") (formerly known as the Capital Management Group), a division of First Union National Bank ("FUNB"), which is a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and EIM at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     The investment advisor to Evergreen Short-Intermediate Municipal Fund is Evergreen Asset Management Corp. ("EAMC"), which is a wholly-owned subsidiary of First Union. EAMC, with its predecessors, has served as investment advisor to certain Evergreen mutual funds since 1971. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

     The investment advisor to Evergreen Municipal Bond Fund is Evergreen Investment Management Company ("EIMC"). EIMC has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. EIMC is an indirect subsidiary of FUNB. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     EIM manages investments and supervises the daily business affairs of Evergreen High Grade Municipal Bond Fund and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of average daily net assets of the Fund.

     EAMC manages investments and supervises the daily business affairs of Evergreen Short-Intermediate Municipal Fund, and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets.

     Evergreen Municipal Bond Fund pays EIMC a fee, calculated on an annual basis, equal to 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $100,000,000, plus 0.30% of the next
$100,000,000, plus 0.25% of amounts over $500,000,000.

Portfolio Manager. The portfolio manager of Evergreen High Grade Municipal Bond Fund is James T. Colby, III. Mr. Colby is a Vice President of FUNB. Mr. Colby has also been associated with EAMC and its predecessor since 1992, and with EIMC since 1998. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992.

     Evergreen Short-Intermediate Municipal Fund is co-managed by Richard K. Marrone and Diane C. Beaver. Since joining FUNB in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Mr. Marrone has also been associated with EAMC since 1997. Prior to joining FUNB, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982 to 1993. Ms. Beaver is an Assistant Vice President of FUNB and a Portfolio Manager with over 14 years of investment experience. She also purchases municipal bonds for individual accounts. Mr. Marrone began as manager of the Fund in November 1997. Ms. Beaver joined him as co-manager in March 1998.

     Evergreen Municipal Bond Fund is co-managed by George J. Kimball and James T. Colby, III. Mr. Kimball has been employed by EIMC since 1991 and was an Analyst prior to becoming a Vice President and Portfolio Manager. He has more than 10 years of investment experience. Mr. Colby is a Vice President of FUNB. Mr. Colby has also been associated with EAMC and its predecessor since 1992, and with EIMC since 1998. Both Mr. Colby and Mr. Kimball have co-managed the Fund since March 1998.

Sub-Advisor. EAMC has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish EAMC with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of Evergreen Short-Intermediate Municipal Fund. Lieber & Company will be reimbursed by EAMC in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Short-Intermediate Municipal Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to Evergreen High Grade Municipal Bond Fund, subject to the supervision and control of the Trustees. EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all the mutual funds and administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

           0.050% on the first $7 billion
           0.035% on the next $3 billion
           0.030% on the next $5 billion
           0.020% on the next $10 billion
           0.015% on the next $5 billion
           0.010% on assets in excess of $30 billion

EIS also provides facilities, equipment and personnel to Evergreen Municipal Bond Fund on behalf of the Fund's investment advisor.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the Funds' principal underwriter.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this prospectus and are only available to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by EAMC, (ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates.

     You may purchase shares of each Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to each Fund, c/o Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02106-5034, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information.

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment advisor for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any ninety-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to ESC, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges.

You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and other Evergreen funds available to their participants. EAMC, EIMC or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (i) the dollar amount of each monthly or quarterly investment you wish to make and
(ii) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

EFFECT OF BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of a Fund are redeemed before a dividend has been declared.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as a Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes; however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate AMT to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate AMT.

     Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of a Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 12 months. The rate applicable to corporations is 35%.

     Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax advisor.

     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate AMT. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisors about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Evergreen High Grade Municipal Bond Fund and Evergreen Municipal Bond Fund currently offer Class A, Class B, Class C and Class Y shares. Evergreen Short-Intermediate Municipal Fund currently offers Class A, Class B and Class Y shares but does not offer Class C shares. Each Fund may in the future offer additional classes. Class A, Class B and Class C shares are not offered by this prospectus. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund. Each Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period.

     For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of its share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     The Funds may also quote tax-equivalent yields which show the taxable yields an investor would have to earn before taxes to equal the Funds' tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.

     Performance data may be included in any advertisement or sales literature of the Funds. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Registration Statement. This prospectus and SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisor

Evergreen Investment Management, 201 South College Street, Charlotte, North Carolina 28288

  Evergreen High Grade Municipal Bond Fund

Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
  Evergreen Short-Intermediate Municipal Fund

Evergreen Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

  Evergreen Municipal Bond Fund

Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

57003____________________________________________________________541691 RV3

                            EVERGREEN MUNICIPAL TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                           EVERGREEN MUNICIPAL TRUST

                              200 Berkeley Street
                          Boston, Massachusetts 02116
                                 (800) 633-2700

                    EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                 April 1, 1999

            Evergreen High Grade Municipal Bond Fund ("High Grade")
       Evergreen Short-Intermediate Municipal Fund ("Short-Intermediate")
                  Evergreen Municipal Bond Fund ("Municipal")


  Each Fund is a series of an open-end management investment company known as
                    Evergreen Municipal Trust (the "Trust").



This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses of the Funds dated April 1, 1999.The Funds are offered through two separate prospectuses: one offering Class A , Class B and Class C shares of each Fund (except that Short-Intermediate does not offer Class
C) and one offering Class Y shares of each Fund. You may obtain either of these prospectuses from Evergreen Distributor, Inc.












                               TABLE OF CONTENTS



INVESTMENT POLICIES
Fundamental Investment Policies
Additional Information on Securities and Investment Practices
MANAGEMENT OF THE TRUST
PRINCIPAL HOLDERS OF FUND SHARES
INVESTMENT ADVISORY AND OTHER SERVICES
                Investment Advisors
                Investment Advisory Agreements
                Distributor
                Distribution Plans and Agreements
                Additional Service Providers
BROKERAGE
                Selection of Brokers
                Brokerage Commissions
                General Brokerage Policies
TRUST ORGANIZATION
                Form of Organization
                Description of Shares
                Voting Rights
                Limitation of Trustees' Liability
PURCHASE, REDEMPTION AND PRICING OF SHARES
                How the Funds Offer Shares to the Public
                Contingent Deferred Sales Charge
                Sales Charge Waivers or Reduction Exchanges
                Calculation of Net Asset Value Per Share ("NAV")
                Valuation of Portfolio Securities
                Shareholder Services
PRINCIPAL UNDERWRITER
ADDITIONAL TAX INFORMATION
                Requirements for Qualification as a Regulated Investment Company Taxes on Distributions
                Taxes on the Sale or Exchange of Fund Shares
                Other Tax Considerations
EXPENSES
PERFORMANCE
METHOD OF COMPUTING OFFERING PRICE FOR CLASS A SHARES
FINANCIAL STATEMENTS
ADDITIONAL INFORMATION
APPENDIX A


                              INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law.

         If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

1. Diversification

Each  Fund  may  not  make  any  investment  that  is   inconsistent   with  its
classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

2.  Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:

Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3.  Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.  Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.



                    Further Explanation of Borrowing Policy:

Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while outstanding borrowings exceed 5% of its total assets except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.  Underwriting

 tc \l4 " Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.  Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.  Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.  Lending

Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

                     Further Explanation of Lending Policy:

     To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay each Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect each Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. Each Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. Each Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. Each Fund may pay reasonable fees in connection with such loans.


9.  Investment in Federally Tax Exempt Securities

Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words tax exempt, tax free or municipal in their names.

         ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of each Fund.

Municipal Bonds

     The Funds may invest in municipal bonds of any state, territory or possession of the U.S. including the District of Columbia. The Funds may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Funds may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal Alternative Minimum Tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Service ("Moody's") and Fitch IBCA, Inc. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rate and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by a Fund. Neither event would require a Fund to sell the bond, but a Fund's investment advisor (the "Advisor") would consider such events in determining whether a Fund should continue to hold it.


     The ability of a Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict a Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, a Fund's Advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by a Fund. If such legislation were passed, the
 Trust's Board of Trustees may recommend changes in a Fund's investment objectives and policies or dissolution of a Fund.

                           U.S. Government Securities

     Each Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or
(2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

   (ii)    Farmers Home Administration;

   (iii)   Federal Home Loan Banks;

   (iv)   Federal Home Loan Mortgage Corporation;

   (v)    Federal National Mortgage Association; and

   (vi)   Student Loan Marketing Association.

     Securities Issued by the Government National Mortgage Association ("GNMA")

The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.


The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

                      Virgin Islands, Guam and Puerto Rico

Each Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico. Each Fund does not presently intend to invest more than
(a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued, delayed-delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to a Fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, a Fund may miss the opportunity to obtain a security at a favorable price or yield.


                             Repurchase Agreements

The Funds may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Advisor to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The Funds' custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Each Fund's Advisor believes that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

                         Reverse Repurchase Agreements

As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

                                    Options

Each Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. Each Fund may also buy and sell options on financial futures contracts. Each Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. Each Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.


Each Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. A Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

                              Futures Transactions

Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. A Fund will enter into futures contracts on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund would sell futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Advisor to be a favorable price and rate of return for securities the Fund intends to purchase.

Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.


Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. Each Fund's Advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

Each Fund does not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. Each Fund will not change these policies without supplementing the information in the prospectuses and SAI.

Each Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                        "Margin" in Futures Transactions

Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

                      Foreign Securities (Municipal only)

The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

                 Foreign Currency Transactions (Municipal only)

As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.


                          Below Investment Grade Bonds

Each Fund may invest up to 20% of its assets in lower rated bonds but will not invest in bonds rated below B. (For more information about bond ratings, see Appendix A.) Bonds rated below BBB by S&P or Fitch or below Baa by Moody's, commonly known as "junk bonds," offer high yield, but also high risk. While investments in junk bonds provide opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:


         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.
 Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality municipal bonds.

         (3) The value of junk bonds, like that of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) a Fund's ability to sell the bond, and
(c) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

                       Illiquid and Restricted Securities

Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

                    Investment in Other Investment Companies

Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company; (2) invest more than 5% of its assets in any single investment company; and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

                                  Short Sales

          Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is the participant.

                            MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex.

Name            Position with Trust    Principal Occupations for Last Five Year

Laurence  B.  Ashkin
(DOB: 2/2/28)
 Trustee

     Real estate developer and construction consultant;
and President of Centrum Equities and Centrum Properties, Inc.


Charles A. Austin III
(DOB: 10/23/34)
Trustee

Investment Counselor to Appleton Partners, Inc.;
former Director, Executive Vice President and
Treasurer, State Street Research & Management
Company (investment advice); Director, The
Andover Companies (Insurance); and Trustee,
 Arthritis Foundation of New England.



K. Dun Gifford
(DOB: 10/12/38)
Trustee

Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; and former Chairman, Gifford, Drescher & Associates (environmental consulting).



James S. Howell
(DOB: 8/13/24)
Chairman of the
Board of Trustees

Former Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance
Inc. (food manufacturing).


Leroy Keith, Jr.
(DOB: 2/14/39)
Trustee

Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.


Gerald M. McDonnell
(DOB: 7/14/39)
Trustee

Sales Representative with Nucor-Yamoto, Inc.
(steel producer).

Thomas L. McVerry
(DOB: 8/2/39)
Trustee

Former Vice President and Director of Rexham Corporation (manufacturing); and former Director of Carolina Cooperative Federal Credit Union.


William Walt Pettit
(DOB: 8/26/55)
Trustee

Partner in the law firm of William Walt Pettit, P.A.


David M. Richardson
(DOB: 9/14/41)
Trustee

Vice Chair and former Executive Vice President,
DHR International, Inc. (executive recruitment);
former Senior Vice President, Boyden International
Inc. (executive recruitment); and Director,
Commerce and Industry Association of New
Jersey, 411 International, Inc., and J&M Cumming
Paper Co.


Russell A. Salton, III MD
(DOB: 6/2/47)
Trustee

Medical Director, U.S. Health Care/Aetna Health
Services; former Managed Health Care Consultant;
and former President, Primary Physician Care.


Michael S. Scofield
(DOB: 2/20/43)
Trustee

Attorney, Law Offices of Michael S. Scofield.


Richard J. Shima
(DOB: 8/11/39)
Trustee

Former Chairman, Environmental Warranty, Inc. (insurance agency); Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of
Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.


William J. Tomko*
(DOB:8/30/58)
President and
Treasurer

Senior Vice President and Operations Executive,
BISYS Fund Services.


Nimish S. Bhatt*
(DOB: 6/6/63)
Vice President and
Assistant Treasurer

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, Evergreen Asset Management Corp./First Union Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, Price Waterhouse LLP, NY.


Bryan Haft*
(DOB: 1/23/65)
Team Leader, Fund Administration, BISYS Fund
Services.


Michael H. Koonce
(DOB: 4/20/60)
Vice President
Secretary

Senior Vice President and Assistant General
Counsel, First Union Corporation; former Senior
Vice President and General Counsel, Colonial
Management Associates, Inc.


*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001

Trustee Compensation

     Listed below is the Trustee compensation for the fiscal year ended May 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds.


Trustee                  Aggregate                     Total Compensation
                         Compensation from             from Trust and Fund
                         Trust                         Complex Paid to Trustee

Laurence B. Ashkin       $6,901                        $70,370
Charles A. Austin, III   $6,725                        $52,343
K. Dun Gifford           $6,253                        $49,231
James S. Howell          $8,725                        $104,002
Leroy Keith Jr.          $6,529                        $50,711
Gerald M. McDonnell      $7,919                        $87,149
Thomas L. McVerry        $7,899                        $91,037
William Walt Pettit      $7,041                        $78,845
David M. Richardson      $6,604                        $50,886
Russell A. Salton, III   $7,434                        $87,502
Michael S. Scofield      $7,901                        $90,266
Richard J. Shima         $6,702                        $65,844
Robert J. Jeffries*      $1,300                        $20,932
Foster Bam*              $4,904                        $49,987



*Former Trustee; retired as of December 31, 1997

**Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended May 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:


Austin          $4,763
McVerry         $90,742
Howell          $74,036
Salton          $87,025
Petit           $78,625
McDonnell       $86,183
Scofield        $28,593


                        PRINCIPAL HOLDERS OF FUND SHARES

        As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each fund as of February 28, 1999.



Evergreen High Grade Municipal Bond Fund
Class A


Heather Agency, Inc.                         7.66%
FBO Alletta Laird Downs Ttee FBO
Alletta Laird Downs Trust
Dtd 3-29-89
P.O. Box 3666
Wilimington, DE 19807



Evergreen High Grade Municipal Bond Fund
Class Y


First Union National Bank                    32.69%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG - 1151
301 S. Tryon Street
Charlotte, NC 28202-1910



First Union National Bank               11.19%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG - 1151
301 S. Tryon Street
Charlotte, NC 28202-1910



Charles Schwab & Co. Inc.               5.80%
Special Custody Account FBO
Exclusive Benefit of Customers
Reinvest Account Attn Mutual Fd
101 Montgomery Street
San Franciso, CA 94104-4122



Evergreen Short-Intermediate Municipal Fund
Class A


Joseph Romano                           25.42%
2164 Troon Road
Houston, TX 77019-6325



First Union Brokerage Services          15.95%
Haywood D. Cochrane, Jr.
21 Castlewood Court
Nashville, TN 37215



Raymond James & Assoc. Inc.             7.16%
Mario Michael Moscone Rev Tr
U/A dtd
382 Cranbrook Court
Bloomfield Hills, MI 48304



Fubs & Co.  FEBO                        5.58%
Anthony M. Truscello Sr and
Carolyn A. Truscello
878 Taylor Drive
Folcroft, PA 19032-1523
5.58%

Evergreen Short-Intermediate Municipal Fund
Class B


Fubs & Co.  FEBO                        7.11%
Carl R. Nodine and
Linda F. Nodine
P.O. Box 210086
Nashville, TN 37221-0086



MLPF&S for the sole                     6.75%
benefit of its customers
Attn: Fund Administration #97H95
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484



Fubs & Co.  FEBO                        5.39%
Shirley L. Roberts
2770 S. Garden Drive
210 Bldg. 21
Lake Worth, FL 33461-6280



Arthur I. Roe, Jr.                     5.10%
TOD Gail A. Strickland
P.O. Box 510
Arcadia, FL 34266



Evergreen Short-Intermediate Municipal Fund
Class Y


First Union National Bank/EB/INT       81.27%
Cash Account
Attn  Trust Operations Fund Group
401 S. Tryon St., 3rd Fl.
CMG 1151
Charlotte, NC 28202-1911



Municipal Bond Fund Class A


MLPF&S For the Sole Benefit            11.47%
of its Customers
Attn: Fund Admin #97TU1
4800 Deer Lake Dr. E 2nd Fl
Jacksonville, FL 32246-6484


Municipal Bond Fund Class B


MLPF&S For the Sole Benefit             20.92%
of its Customers
Attn: Fund Admin #98309
4800 Deer Lake Dr. E 2nd Fl
Jacksonville, FL 32246-6484



Municipal Bond Fund Class C


MLPF&S For the Sole Benefit             40.79%
of its Customers
Attn: Fund Admin #97TU2
4800 Deer Lake Dr. E 2nd Fl
Jacksonville, FL 32246-6484




                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

Each Fund's Advisor is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses througout the United States.

The Advisor to High Grade is the Evergreen Investment Management ("EIM") (formerly known as the Capital Management Group), a division of First Union National Bank ("FUNB), 201South College Street, Charlotte, North Carolina 28288-0630. EIM is entitled to receive from High Grade an annual fee equal to 0.50% of the Fund's average daily net assets.

The Advisor to Short-Intermediate is Evergreen Asset Management Corp. ("EAMC"), 2500 Westchester Avenue, Purchase, New York 10577. EAMC is entitled to receive from Short-Intermediate an annual fee equal to 0.50% of the Fund's average daily net assets. Lieber and Company, 2500 Westchester Avenue, Purchase, New York 10577, a First Union subsidiary, is the Fund's subadvisor. Lieber and Company is reimbursed by EAMC for the direct and indirect costs of providing subadvisory services to the Fund.

The Advisor to Municipal is Evergreen Investment Management Company ("EIMC"), 200 Berkeley Street, Boston, MA 02116. EIMC is entitled to receive an annual fee equal to 2.0% of Municipal's gross dividend and interest income plus a percentage of the aggregate net asset value of Fund shares, as follows: 0.50% of the first $100 million, plus 0.45% of the next $100 million, plus 0.40% of the next $100 million, plus 0.35% of the next $100 million, plus 0.30% of the next $100 million, plus 0.25% of amounts over $500 million.


                         INVESTMENT ADVISORY AGREEMENTS

On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with each Advisor (the "Advisory Agreements"). Under the
Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, each Advisor furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Advisor pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Advisor, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled Financial Information")

Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

                     Transactions Among Advisory Affiliates

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an Advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an Advisor. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.

                                  DISTRIBUTOR

Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.


                       DISTRIBUTION PLANS AND AGREEMENTS

Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder services fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A and Class B shares and, as applicable, Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

Each Advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

The Plans permit the payment of fees to brokers and others for distribution and shareholder- related administrative service and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares (as applicable). The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of such Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to a Fund and holders of such Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding such Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as a Fund reasonably requests for its Class A, Class B and Class C shares, as applicable.

FUNB or its affiliates may finance the payments made by the Distributor to compensate broker/dealers or other persons for distributing shares of a Fund.


In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that class or classes, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution service fees in respect of shares of such class or classes through deferred sales charges.

All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of a Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, a Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")


                          ADDITIONAL SERVICE PROVIDERS

Administrator

Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116- 5034, serves as administrator to High Grade, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as Advisor, as follows: 0.050% of the first $7 billion, plus 0.035% of the next $3 billion, plus 0.030% of the next $5 billion, plus 0.020% of the next $10 billion, plus 0.015% of the next $5 billion, plus 0.010% of amounts over $30 billion.

Transfer Agent

Evergreen Service Company ("ESC") a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


Independent Auditors

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110 audits the financial statements of High Grade and Short-Intermediate. KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110 audits the financial statements of Municipal.


Custodian

State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.


Legal Counsel

Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                   BROKERAGE

Selection of Brokers

         In effecting transactions in portfolio securities for a Fund, each Advisor seeks the best execution of orders at the most favorable prices. Each Advisor determines whether a broker has provided a Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

Brokerage Commissions

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

General Brokerage Policies

         Each Advisor makes investment decisions for a Fund independently from those of its other clients. It may frequently develop, however, that an Advisor will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, an Advisor will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                               TRUST ORGANIZATION

Form of Organization

Each Fund is a series of an open-end management investment company known as "Evergreen Municipal Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

Descriptoin of Shares

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation Of Trustees' Liability

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

How the Funds Offer Shares to the Public

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers three or four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 3.25% for Short-Intermediate, 4.75% for the other Funds. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Method of Computing Offering Price for Class A Shares." If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

Class B Shares

The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIMING                                                    CDSC RATE

Month of purchase and the first twelve-month
   period following the month of purchase..........................      5.00%
Second twelve-month period following the month of purchase.........      4.00%
Third twelve-month period following the month of purchase............    3.00%
Fourth twelve-month period following the month of purchase.........      3.00%
Fifth twelve-month period following the month of purchase..............  2.00%
Sixth twelve-month period following the month of purchase............    1.00%
Thereafter........................................................       0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee.

 (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC).

Class C Shares  (High Grade and Municipal only)

Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. (See "Contingent Deferred Sales Charge" below).

Class Y Shares

Class Y shares are not offered to the general  public and are available  only to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by EAMC, (2) certain institutional investors and (3) investment advisory clients of FUNB affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.


                        CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. If a shareholder requests a redemption, the Fund will seek to minimize the CDSC the shareholder is required to pay by first redeeming shares not subject to a CDSC and, thereafter, redeeming shares held the longest. The CDSC on any redemption is, to the extent permitted by the NASD, paid to the Distributor or its predecessor.

                       SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

The Funds may sell their shares at net asset value without an initial sales charge to:

         1.  purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7.   employees  of  FUNB,  its   affiliates,   the   Distributor,   any
broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by a Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5.an automatic withdrawal from the ERISA plan of a shareholder who is a least 592 years old;

         6. shares in an account that a Fund has closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

         8.a withdrawal consisting of loan proceeds to a retirement plan participant;

         9.a financial hardship withdrawal made by a retirement plan participant;

        10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

        11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


                                   EXCHANGES

Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.


                CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectuses. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.


                       VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         (2) Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

         (3) Short-term investments maturing in more than 60 days for which market quotations are readily available are valued at current market value.

         (4)  Securities  for  which   valuations  are  not  available  from  an
independent pricing service, including restricted securities, are valued at fair value according to procedures established by the Trust's Board of Trustees.

                              SHAREHOLDER SERVICES

         As described in the prospectuses, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non-interest bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                             PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.


         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.
 The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY


 Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("the Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


                             TAXES ON DISTRIBUTIONS

         Distributions out of taxable income or capital gains will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by a Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any).

         From time to time, a Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion, if any, of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion, if any, of a long term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces a Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before a Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         Each Fund expects that substantially all of its dividends will be "exempt-interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt-interest dividends, at least 50% of the value of a Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt-interest respect to its net federally excludable municipal obligation interest and designated as an exempt-interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt-interest dividend amount.

         Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt-interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, a Fund's exempt-interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt-interest dividends could subject them to Alternative Minimum Tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").


         Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Funds do not presently anticipate, however, that such unusual circumstances will occur.

          Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt-interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt-interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt-interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

                  TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual.
 Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.


                            OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    EXPENSES

The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."

Investment Advisory Fees
 tc \l3 "Investment Advisory Fees
Below are the investment advisory fees paid by each Fund for each fiscal year or period indicated. For more information, see "Investment Advisors" and A Investment Advisory Agreements" under "Investment Advisory and Other Services" above.



Year and Fund                 Advisory Fee             Waiver
1998
High Grade (a)                $542,365                 0
Short-Intermediate (a)        $622,594                 $45,432
Municipal (b)                 $2,410,469               0

1997

High Grade (c)                $399,929                 $64,199
Short-Intermediate (c)        $248,564                 $60,003
Municipal (d)                 $6,029,348               0

1996
High Grade (e)                $575,456                 $228,548
Short-Intermediate(e)         $287,149                 $140,581
Municipal (f)                 $6,642,609               0

(a) Year ended  5/31/98
(b) Five  months ended  5/31/98
(c) Nine months  ended 5/31/97
(d) Year ended 12/31/97
(e) Year ended 8/31/96
(f) Year ended 12/31/96

12b-1 Fees

Below are the 12b-1 fees paid by each Fund for its respective fiscal year or period ended 5/31/98. For more information, see "Distribution Plans and Agreements" under "Investment Advisory and Other Services" above.


Fund
Class A                    Class B                       Class C
Distribution  Service     Distribution   Service         Distribution    Service
 Fees          Fees           Fees        Fees              Fees         Fees


High Grade

$127,730       0           $243,971       $81,324           N/A            N/A

Short-
Intermediate

$5,615         0           $47,636        $15,878           N/A            N/A


Municipal

$1,157,033     0           $421,288       $284,060          $20,909      $6,970




Underwriting Commissions

Below are the total underwriting commissions paid and underwriting commissions retained for each fiscal year or period indicated. For more information, see "Principal Underwriter" above.


 Year and Fund                Total Underwriting           Underwriting
                              Commissions                 Commissions Retained

1998
High Grade (a)                $2,497,757                    $107,759
Short-Intermediate (a)        $2,384,015                    $18,533
Municipal (b)                 $1,137,406                    $45,491

1997
High Grade (c)                $46,714                       $6,389
Short-Intermediate (c)        $26,752                       $3,820
Municipal (d)                 $1,208,779                    $27,849

1996
High Grade (e)                $73,014                       $9,050
Short-Intermediate(e)         $33,816                       $8,464
Municipal (f)                 $2,402,158                    $632,014

(a) Year ended  5/31/98
(b) Five  months ended 5/31/98
(c) Nine months  ended 5/31/97
(d) Year ended 12/31/97
(e) Year ended 8/31/96
(f) Year ended 12/31/96



Brokerage Comissions Paid

Each Fund paid no brokerage commissions during its respective fiscal year or period ended 1998, 1997 or 1996. For more information, see "Brokerage" above.


                                  PERFORMANCE
Total Return

Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

The annual total returns for each class of shares of the Funds (including applicable sales charges) as of November 30, 1998 are as follows:



Fund          One Year         Five Years          Ten Years or        Inception
                                                 Since Inception         Date

High Grade (1)  2.28%            4.85%            6.54%                 2/21/92
Class A
Class B         1.59%            4.80%            6.68%                 1/11/93
Class Y         7.66%            6.13%            7.50%                 2/28/94

Short-)
Intermediate(2
Class A        1.73%             3.19%             4.43%                1/5/95
Class B       (0.91)             2.83%             4.43%                1/5/95
Class Y        5.13%             3.95%             4.99%                7/17/91*

Municipal(3)
Class A        1.37%             4.44%             6.96%                1/20/98
Class B        0.79%             4.76%             6.96%                1/19/78
Class C        4.65%             4.67%             6.54%                1/26/98


(1) Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A and B are .25% and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

(2) Historical performance shown for Classes A and B prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A and B have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A and B are .10% and
1.00 %, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

(3) Historical performance shown for Classes A and C prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Class A have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B and C are .25%, 1.00%, and 1.00%, respectively. If these fees had not been eliminated, returns would have been lower.

* Performance calculated since 11/18/91, prior to which Class Y shares of Short-Intermediate were shares of a money market fund.


                       Current and Tax Equivalent Yields

Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended November 30, 1998, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.



                    30-day Yield                      Tax Equivalent Yield
Fund
Federal    Class A  Class B Class C  Class Y Class A  Class B Class C  Class Y
Tax Rate(1)

High Grade
39.6%      4.28%    3.52%    N/A     4.54%    7.09%   5.83%    N/A       7.52%

Short-
Intermediate
39.6%      3.80%   2.92%     N/A     3.92%   6.29%    4.83%    N/A       6.49%

Municipal
39.6%      4.50%   3.75%     3.74%    N/A    7.45%    6.21%    6.19%      N/A


(1) Assumed for purposes of this chart. Your tax may vary.



METHOD OF COMPUTING OFFERING PRICE
FOR CLASS A SHARES

Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 based upon the NAV of each Fund's Class A shares as of November 30, 1998. For more information, see "Purchase, Redemption and Pricing of Shares" above.



Fund           Net Asset Value          Maximum Per           Offering Price Per
                                        Share Sales Charge           Share

High Grade     $11.26                   4.75%                   $11.82

Short-
Intermediate   $10.19                   3.25%                   $10.53

Municipal      $7.62                    4.75%                    $8.00



                            FINANCIAL STATEMENTS

The audited financial statements and the independent auditors' reports thereon are hereby incorporated by reference to the Funds' Annual Report dated May 31, 1998. In addition, the unaudited financial statements are hereby incorporated by reference to the Fund's Semiannual Report dated November 30, 1998. This Semiannual Report is available and may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1- 800-343-2898.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No  dealer,  salesman  or  other  person  is  authorized  to  give  any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.




                                   Appendix A

                                  BOND RATINGS

Each Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations a Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

The principal rating services, commonly used by the Funds and investors generally, are Standard & Poor's Ratings Services (S&P) and Moody's Investors Service (Moody's). A Fund may also rely on ratings provided by Fitch IBCA, Inc. (Fitch). Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S             S&P          FITCH            Credit Quality

Aaa                 AAA           AAA         Excellent Quality (lowest risk)
Aa                  AA            AA    Almost Excellent Quality (very low risk)
A                    A             A            Good Quality (low risk)

Baa                 BBB           BBB          Satisfactory Quality (some risk)
Ba                   BB            BB       Questionable Quality (definite risk)
B                    B             B            Low Quality (high risk)

Caa/Ca/C            CCC/CC/C      CCC/CC/C          In or Near Default
______              D             DDD/DD/D             In Default








                             LONG-TERM BOND RATINGS

Moody's Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody"s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


                           S&P Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          Fitch Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.
 This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                               Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

     DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                               SHORT-TERM RATINGS

Moody's Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


                        Moody's Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


                          S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.



                       S&P Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


                      Fitch Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added A+@ to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

                            EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 23.    Exhibits

Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(c)       Provisions of instruments defining the rights          Incorporated by reference to
          of holders of the securities being registered          Registrant's Post-Effective Amendment No. 1
          are contained in the Declaration of Trust              Filed on July 31, 1998
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2, above.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendment No. 7
          Union National Bank                                    Filed on July 31, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 7
          Asset Management Corp.                                 Filed on July 31, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 7
          Investment Management Company                          Filed on July 31, 1998.
          (formerly Keystone Investment Management Company)

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effecive Amendment No. 7
          Distributor, Inc.                                      Filed on July 31, 1998.

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor       Registrant's Post-Effective Amendment No. 7
          Inc. (B-1)                                             Filed on July 31, 1998.

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 7
          Inc. (B-2)                                             Filed on July 31, 1998.

(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 7
          Inc. (Evergreen/KCF)                                   Filed on July 31, 1998.

(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 7
          Inc.                                                   Filed on July 31, 1998.

(e)(6)    Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed November 12, 1997

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(j)(1)    Consent of PricewaterhouseCoopers LLP

(j)(2)    Consent of KPMG Peat Marwick LLP

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(m)(5)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(m)(6)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(n)       Financial Data Schedules

(o)       Multiple Class Plan


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

    The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 1st day of April, 1999.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of April, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen Towle
-------------------------------
Maureen Towle
Attorney-in-Fact


     *Maureen Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------

(p)                      Multiple Class Plan

(j)(1)                   Consent of PricewaterhouseCoopers LLP

(j)(2)                   Consent of KPMG Peat Marwick LLP

(n)                      Financial Data Schedules